Operating Segmentation - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 3,172		$ 2,875
Non-interest revenue	3,345		2,763
Total Revenue	6,517	$ 5,893	5,638
Provision for (recovery of) credit losses	137	175	141
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	926	390	361
Amortization	291		279
Non-interest expense	3,266		3,121
Income (loss) before taxes	1,897	2,135	1,736
Provision for (recovery of) income taxes	387	438	763
Net Income	1,510	$ 1,697	973
Average Assets	820,206		727,463
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	127		174
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	10		(33)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,433		1,380
Non-interest revenue	521		523
Total Revenue	1,954		1,903
Provision for (recovery of) credit losses	120		101
Amortization	79		81
Non-interest expense	882		857
Income (loss) before taxes	873		864
Provision for (recovery of) income taxes	226		218
Net Income	647		646
Average Assets	231,556		221,647
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	114		97
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	6		4
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,059		903
Non-interest revenue	279		268
Total Revenue	1,338		1,171
Provision for (recovery of) credit losses	6		47
Amortization	112		112
Non-interest expense	656		597
Income (loss) before taxes	564		415
Provision for (recovery of) income taxes	120		105
Net Income	444		310
Average Assets	120,043		104,215
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	15		77
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(9)		(30)
Wealth management [member]
Disclosure of operating segments [line items]
Net interest income	232		200
Non-interest revenue	1,908		1,406
Total Revenue	2,140		1,606
Provision for (recovery of) credit losses	2		(1)
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	926		361
Amortization	67		57
Non-interest expense	828		838
Income (loss) before taxes	317		351
Provision for (recovery of) income taxes	78		85
Net Income	239		266
Average Assets	38,744		34,281
Wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	2		1
Wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses			(2)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	561		562
Non-interest revenue	571		522
Total Revenue	1,132		1,084
Provision for (recovery of) credit losses	15		(5)
Amortization	33		29
Non-interest expense	759		693
Income (loss) before taxes	325		367
Provision for (recovery of) income taxes	70		96
Net Income	255		271
Average Assets	340,273		295,412
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1		(1)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	14		(4)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(113)		(170)
Non-interest revenue	66		44
Total Revenue	(47)		(126)
Provision for (recovery of) credit losses	(6)		(1)
Non-interest expense	141		136
Income (loss) before taxes	(182)		(261)
Provision for (recovery of) income taxes	(107)		259
Net Income	(75)		(520)
Average Assets	89,590		71,908
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(5)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ (1)		$ (1)